UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2002

If amended report check here:      [_]                    Amendment Number: ____

This Amendment (Check only one):   [_] is a restatement.
                                   [_] adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:    Van Eck Associates Corporation
         99 Park Avenue, 8th Floor
         New York, NY  10016

13F File Number: 28-2763

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alex Bogaenko
Title:   Controller
Phone:   (212) 293-2052

Signature, Place, and Date of Signing:
  /s/ Alex Bogaenko           New York, NY            May 10, 2002
      [Signature]             [City, State]              [Date]

     Report Type: (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

     [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.

     1.   None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  132

Form 13F Information Table Value Total:  $298,418
                                         (thousands)

List of Other Included Managers:

None

SEC FORM 13F               REPORTING MANAGER: VAN ECK ASSOCIATES CORP                         3/31/2001               SEC USE ONLY
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1.                   ITEM 2:        ITEM 3:       ITEM 4:  ITEM 5:    ITEM 6:                 ITEM 7:           ITEM 8:
------------------------  -------------- ------------- -------- ---------- ----------------------- ---------------   --------------
                                                                                                           VOTING
                                                                          INVESTMENT DISCRETION            AUTHORITY [SHARES]
                                                                          --------------------------       --------- --------
                                                                                    (b) SHARED -
                                                        FAIR                         AS DEFINED     MANAGERS
                                                        MARKET  SHARES OR               IN      (c)    SEE
                                              CUSIP     VALUE   PRINCIPAL              INSTR.  SHARED INSTR.   (a)      (b)     (c)
NAME OF ISSUER             TITLE OF CLASS       #       $(000)   AMOUNT     (a)SOLE      V     OTHER    V      SOLE    SHARED-  NONE
------------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES           COMMON        00846U101    171.30       4,900  X                                  4,900
AGNICO EAGLE MINES LTD         COMMON        008474108 11,276.75     844,700  X                                844,700
AK STEEL HOLDING               COMMON        001547108  3,445.20     240,923  X                                240,923
ALCOA, INC.                    COMMON        013817101  4,088.01     108,320  X                                108,320
AMB PROPERTY CORPORATION       COMMON        00163T109  2,200.00      80,000  X                                 80,000
AMERICAN INTERNATIONAL
  GROUP, INC.                  COMMON        026874107    288.56       4,000  X                                  4,000
ANADARKO PETROLEUM
  CORPORATION                  COMMON        032511107    327.35       5,800  X                                  5,800
ANGLOGOLD, LIMITED         SPONSORED ADR     035128206  8,713.77     346,059  X                                346,059
APPLIED MATERIALS, INC         COMMON        038222105     92.26       1,700  X                                  1,700
ARCHSTONE-SMITH TRUST          COMMON        039583109    401.85      15,000  X                                 15,000
ASA, LTD.                      COMMON        002050102  5,926.55     205,000  X                                205,000
AVALONBAY COMMUNITIES,
  INC.                         COMMON        053484101    149.40       3,000  X                                  3,000
BANK OF NEW YORK, INC.         COMMON        064057102    231.11       5,500  X                                  5,500
BARRICK GOLD CORPORATION       COMMON        067901108 13,172.72     709,737  X                                709,737
BEMA GOLD CORPORATION          COMMON        08135F107    192.00     300,000  X                                300,000
BOISE CASCADE CORPORATION      COMMON        097383103  1,576.44      43,500  X                                 43,500
BOSTON PROPERTIES, INC.        COMMON        101121101  1,459.65      37,000  X                                 37,000
MINAS BUENAVENTURA       SPON ADR SERIES B   204448104  6,652.56     246,300  X                                246,300
BUNGE, LIMITED                 COMMON        G16962105  2,165.00     100,000  X                                100,000
CAMDEN PROPERTY TRUST        SH BEN INT      133131102    195.60       5,000  X                                  5,000
CARRAMERICA REALTY
  CORPORATION                  COMMON        144418100    282.69       9,000  X                                  9,000
CELESTICA, INC.             SUB VTG SHS      15101Q108     36.26       1,000  X                                  1,000
CENDANT CORPORATION            COMMON        151313103    384.00      20,000  X                                 20,000
CENTRAL FUND CANADA CL A      CLASS A        153501101  2,671.50     685,000  X                                685,000
CHEVRONTEXACO CORPORATION      COMMON        166764100  4,152.42      46,000  X                                 46,000
CISCO SYSTEMS, INC.            COMMON        17275R102    101.58       6,000  X                                  6,000
CITIGROUP, INC.                COMMON        172967101    247.60       5,000  X                                  5,000
CLEAR CHANNEL
  COMMUNICATIONS               COMMON        184502102    308.46       6,000  X                                  6,000
CMS ENERGY CORPORATION         COMMON        125896100  2,588.87     114,400  X                                114,400
COOPER CAMERON CORPORATION     COMMON        216640102     76.67       1,500  X                                  1,500
COSTCO WHOLESALE
  CORPORATION                  COMMON        22160K105    199.10       5,000  X                                  5,000
CRESCENT REAL ESTATE           COMMON        225756105  1,251.30      64,500  X                                 64,500
CRYSTALLEX                     COMMON        22942F101    682.57     343,000  X                                343,000
DANA CORPORATION               COMMON        235811106  1,374.08      64,000  X                                 64,000
DELPHI AUTOMOTIVE SYSTEM
  CORPORATION                  COMMON        247126105  1,263.21      79,000  X                                 79,000
DEVON ENERGY CORPORATION       COMMON        25179M103  3,031.36      62,800  X                                 62,800
DOMINION RESOURCES, INC.       COMMON        25746U109  4,085.53      62,700  X                                 62,700
DUKE POWER CORPORATION      WHEN ISSUED      264399106  3,424.68      90,600  X                                 90,600
DUKE REALTY CORPORATION      COMMON NEW      264411505    195.00       7,500  X                                  7,500
DURBAN ROODEPORT DEEP,
  LTD.                     SPONSORED ADR     266597301  1,756.43     490,624  X                                490,624
EL PASO CORPORATION            COMMON        28336L109  3,432.14      77,950  X                                 77,950
ELECTRONIC DATA SYSTEM         COMMON        285661104    266.75       4,600  X                                  4,600

SEC FORM 13F               REPORTING MANAGER: VAN ECK ASSOCIATES CORP                         3/31/2001               SEC USE ONLY
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1.                   ITEM 2:        ITEM 3:       ITEM 4:  ITEM 5:    ITEM 6:                 ITEM 7:           ITEM 8:
------------------------  -------------- ------------- -------- ---------- ----------------------- ---------------   --------------
                                                                                                           VOTING
                                                                          INVESTMENT DISCRETION            AUTHORITY [SHARES]
                                                                          --------------------------       --------- --------
                                                                                    (b) SHARED -
                                                        FAIR                         AS DEFINED     MANAGERS
                                                        MARKET  SHARES OR               IN      (c)    SEE
                                              CUSIP     VALUE   PRINCIPAL              INSTR.  SHARED INSTR.   (a)      (b)     (c)
NAME OF ISSUER             TITLE OF CLASS       #       $(000)   AMOUNT     (a)SOLE      V     OTHER    V      SOLE    SHARED-  NONE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY OFFICE PROPERTIES       COMMON        294741103  3,656.28     121,917  X                                121,917
EQUITY RESIDENTIAL
  PROPERTIES TRUST           SH BEN INT      29476L107    603.54      21,000  X                                 21,000
EXXON MOBIL CORPORATION        COMMON        30231G102     35.07         800  X                                    800
FEDERAL NATIONAL               COMMON        313586109    439.34       5,500  X                                  5,500
FLEXTRONICS INTERNATIONAL,
  LTD.                          ORD          Y2573F102    127.75       7,000  X                                  7,000
GABLES RESIDENTIAL TR        SH BEN INT      362418105     93.15       3,000  X                                  3,000
GENERAL CABLE CORPORATION      COMMON        369300108    642.60      45,000  X                                 45,000
GENERAL ELECTRIC COMPANY       COMMON        369604103    149.80       4,000  X                                  4,000
GENERAL GROWTH PROPERTIES,
  INC                          COMMON        370021107    176.80       4,000  X                                  4,000
GENZYME CORPORATION         COM GENL DIV     372917104    113.54       2,600  X                                  2,600
GEORGIA PACIFIC CORPORATION    COMMON        373298108  1,752.08      58,500  X                                 58,500
GLAMIS GOLD, LTD.              COMMON        376775102  7,264.23   1,357,800  X                              1,357,800
GLOBAL SANTAFE COMPANY          SHS          G3930E101  4,109.14     125,662  X                                125,662
GOLD FIELDS, LTD.          SPONSORED ADR     38059T106 34,113.64   3,273,862  X                              3,273,862
GOLDCORP, INC. CL.             COMMON        380956409 14,218.26     814,800  X                                814,800
GOLDEN CYCLE GOLD CORPORATION  COMMON        380894105    425.00      50,000  X                                 50,000
HARMONY GOLD MINING        SPONSORED ADR     413216300 14,398.49   1,274,203  X                              1,274,203
HARMONY GOLD WARRANTS-
  EXP 06/29/02           *W EXP 06/29/2002   413216110    420.75      55,000  X                                 55,000
HECLA MINING                   COMMON        422704106  1,323.00     700,000  X                                700,000
HILTON HOTELS CORPORATION      COMMON        432848109    213.07      14,900  X                                 14,900
HOME DEPOT, INC.               COMMON        437076102    170.14       3,500  X                                  3,500
HONEYWELL INTERNATIONAL, INC   COMMON        438516106    248.76       6,500  X                                  6,500
HOST MARRIOTT CORPORATION      COMMON        44107P104    994.24      83,200  X                                 83,200
HRPT PROPERTIES TRUST      COM SH BEN INT    40426W101    112.50      12,500  X                                 12,500
INTEL CORPORATION              COMMON        458140100    167.26       5,500  X                                  5,500
INTERNATIONAL BUSINESS
  MACHINES                     COMMON        459200101    208.00       2,000  X                                  2,000
INTERNATIONAL PAPER COMPANY    COMMON        460146103  2,399.96      55,800  X                                 55,800
INTERNATIONAL FLAVORS &
  FRAGRANCE                    COMMON        459506101    150.37       4,300  X                                  4,300
J.P. MORGAN CHASE & CO.        COMMON        46625H100    178.25       5,000  X                                  5,000
KIMCO REALTY CORP.             COMMON        49446R109     98.10       3,000  X                                  3,000
LA QUINTA PROPERTIES, INC.   PAIRED CTF      50419U202  1,615.90     226,000  X                                226,000
LIBERTY PROPERTY TRUST       SH BEN INT      531172104    322.50      10,000  X                                 10,000
LILLY (ELI) & COMPANY          COMMON        532457108    228.60       3,000  X                                  3,000
LTC PROPERTIES, INC.           COMMON        502175102    252.16      32,000  X                                 32,000
MACERICH COMPANY               COMMON        554382101    241.20       8,000  X                                  8,000
MARSH & MCLENNAN, INC.         COMMON        571748102    338.22       3,000  X                                  3,000
MEDTRONIC, INC.                COMMON        585055106    361.68       8,000  X                                  8,000
MERCK & CO., INC.              COMMON        589331107     92.13       1,600  X                                  1,600
MERCURY INTERACTIVE
  CORPORATION                  COMMON        589405109    188.25       5,000  X                                  5,000
MICROSOFT CORPORATION          COMMON        594918104    174.90       2,900  X                                  2,900
MURPHY OIL CORPORATION         COMMON        626717102  4,190.40      43,650  X                                 43,650
NABORS INDUSTRIES, INC.        COMMON        629568106     71.83       1,700  X                                  1,700
NATIONAL HEALTH INVESTORS,
  INC.                         COMMON        63633D104    146.00      10,000  X                                 10,000
NEWFIELD EXPLORATION COMPANY   COMMON        651290108  1,516.59      41,000  X                                 41,000
NEWHALL LAND & FARMING
  COMPANY                  DEPOSITARY REC    651426108    281.70       9,000  X                                  9,000
NEWMONT MINING CORPORATION     COMMON        651639106 42,968.02   1,551,752  X                              1,551,752
NOBLE DRILLING CORPORATION     COMMON        655042109  1,701.13      41,100  X                                 41,100
NUCOR CORPORATION              COMMON        670346105  2,961.46      46,100  X                                 46,100
OCCIDENTAL PETROLEUM
  CORPORATION                  COMMON        674599105  4,169.62     143,040  X                                143,040
OCEAN ENERGY, INC.             COMMON        67481E106  3,546.37     179,200  X                                179,200

SEC FORM 13F               REPORTING MANAGER: VAN ECK ASSOCIATES CORP                         3/31/2001               SEC USE ONLY
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1.                   ITEM 2:        ITEM 3:       ITEM 4:  ITEM 5:    ITEM 6:                 ITEM 7:           ITEM 8:
------------------------  -------------- ------------- -------- ---------- ----------------------- ---------------   --------------
                                                                                                           VOTING
                                                                          INVESTMENT DISCRETION            AUTHORITY [SHARES]
                                                                          --------------------------       --------- --------
                                                                                    (b) SHARED -
                                                        FAIR                         AS DEFINED     MANAGERS
                                                        MARKET  SHARES OR               IN      (c)    SEE
                                              CUSIP     VALUE   PRINCIPAL              INSTR.  SHARED INSTR.   (a)      (b)     (c)
NAME OF ISSUER             TITLE OF CLASS       #       $(000)   AMOUNT     (a)SOLE      V     OTHER    V      SOLE    SHARED-  NONE
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO, INC.                  COMMON        713448108    164.80       3,200  X                                  3,200
PFIZER, INC.                   COMMON        717081103    190.75       4,800  X                                  4,800
PHILIP MORRIS CO., INC.        COMMON        718154107    179.08       3,400  X                                  3,400
PHILLIPS PETROLEUM COMPANY     COMMON        718507106  3,315.84      52,800  X                                 52,800
PLACER DOME, INC.              COMMON        725906101 12,412.01   1,013,225  X                              1,013,225
POTASH CORPORATION             COMMON        73755L107    326.30       5,000  X                                  5,000
PUBLIC STORAGE, INC.           COMMON        74460D109    481.13      13,000  X                                 13,000
RAYTHEON COMPANY             COMMON NEW      755111507    381.77       9,300  X                                  9,300
REMINGTON OIL & GAS            COMMON        759594302  1,330.56      66,000  X                                 66,000
ROYAL DUTCH PETROLEUM
  CO.                     NY REG GLD 1.25    780257804     81.48       1,500  X                                  1,500
ROYAL GOLD, INC.               COMMON        780287108    623.00      70,000  X                                 70,000
SBC COMMUNICATION, INC         COMMON        78387G103     82.37       2,200  X                                  2,200
SCHERING-PLOUGH CORPORATION    COMMON        806605101    100.16       3,200  X                                  3,200
SEALED AIR CORPORATION         COMMON        81211K100  2,801.26      59,500  X                                 59,500
SECURITY CAPITAL GROUP, INC.  CLASS B        81413P204    509.40      20,000  X                                 20,000
SHURGARD STORAGE CENTERS, INC. COMMON        82567D104    305.10       9,000  X                                  9,000
SIMON PROPERTY GROUP, INC.     COMMON        828806109    585.06      17,930  X                                 17,930
SL GREEN REALTY CORP.          COMMON        78440X101    386.40      11,500  X                                 11,500
SMITH INTERNATIONAL, INC.      COMMON        832110100  3,397.66      50,150  X                                 50,150
SOVRAN SELF STORAGE, INC.      COMMON        84610H108     62.86       2,000  X                                  2,000
ST PAUL CO., INC.              COMMON        792860108    165.06       3,600  X                                  3,600
STARWOOD HOTELS & RESORTS
  WORLDWIDE                  PAIRED CTF      85590A203  2,820.75      75,000  X                                 75,000
STILLWATER MINING CO.          COMMON        86074Q102     42.41       2,250  X                                  2,250
STORAGE USA, INC.              COMMON        861907103     85.18       2,000  X                                  2,000
SUNCOR ENERGY, INC.            COMMON        867229106  2,052.39      56,800  X                                 56,800
SYSCO CORPORATION              COMMON        871829107    104.37       3,500  X                                  3,500
TAUBMAN CENTERS, INC.          COMMON        876664103    195.78      13,000  X                                 13,000
TESORO PETROLEUM CORPORATION   COMMON        881609101  1,686.00     120,000  X                                120,000
TOTAL FINA.ELF.S.A.        SPONSORED ADR     89151E109    566.84       7,400  X                                  7,400
TRANSOCEAN SEDCO FOREX, INC.    ORD          G90078109    332.33      10,001  X                                 10,001
TRIZECHAHN CORPORATION        SUB VTG        896938107    316.60      20,000  X                                 20,000
TVX GOLD, INC.               COMMON NEW      87308K200  5,809.48   7,675,000  X                              7,675,000
UNITED DOMINION REALTY
  TRUST, INC.                  COMMON        910197102    190.08      12,000  X                                 12,000
UNITED TECHNOLOGIES
  CORPORATION                  COMMON        913017109    244.86       3,300  X                                  3,300
U S RESTAURANT PROPERTIES,
  INC.                         COMMON        902971100    165.00      12,000  X                                 12,000
VERIZON COMMUNICATIONS         COMMON        92343V104    150.65       3,300  X                                  3,300
VIACOM, INC.                  CLASS B        925524308    309.57       6,400  X                                  6,400
VORNADO REALTY TRUST         SH BEN INT      929042109  1,920.96      43,500  X                                 43,500
WEATHERFORD INTERNATIONAL      COMMON        947074100  3,953.29      83,000  X                                 83,000
WEYERHAEUSER CO.               COMMON        962166104    678.89      10,800  X                                 10,800
------------------------------------------------------------------------------------------------------------------------------------
                                                      298,417.50
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